Convertible Notes Payable (Details Narrative 2) (USD $)				0 Months Ended		0 Months Ended
	Sep. 30, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Nov. 30, 2011 September2011NotesMember	Mar. 22, 2012 September2011NotesMember	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 June 2012 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Sep. 30, 2012 February 2012 Warrants Purea	Apr. 25, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Nov. 30, 2011 September 2011 Warrants Purea
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743		$ 2,050,000		$ 500,000	$ 2,250,000	$ 455,274	$ 200,000	$ 250,000	$ 1,000,000	$ 1,700,000
Common stock issued to notes payable holders				1,018,356		112,500
Number of warrants purchased		1,000,000											2,250,000	2,250,000	11,500,000	3,500,000	3,000,000	8,500,000		200,000	500,000
Exercise price (in dollars per unit)		0.60										0.6	0.4		0.2		0.40	0.40	0.5	0.6	1